Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	8,286
Total Transaction Valuation	60,000,000
Total Offset Amount	0
Net Fee	$ 8,286